SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - Shanghai Bank [Member]	12 Months Ended
Dec. 31, 2021
Debt Instrument [Line Items]
Debt maturity date, description	February 2024 – November 2026
Minimum [Member]
Debt Instrument [Line Items]
Debt interest rate	1.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt interest rate	1.50%